Acquisition and Disposition of Bronco Communications, LLC and Discontinued Operations (Details 2) (Bronco Communications Llc [Member], USD $)	Dec. 31, 2012
Bronco Communications Llc [Member]
Assets
Cash and cash equivalents	$ 96
Property and equipment, net	43,384
Goodwill	351,653
Assets of discontinued operations	395,133
Liabilities
Accounts payable and accrued expenses	33,974
Liabilities of discontinued operations	$ 33,974